Annual Fund Operating Expenses	Mar. 27, 2026
OCM Gold Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.65%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	2.13%
OCM Gold Fund - Atlas Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	1.63%